Equity - Noncontrolling Interests (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Beginning balance	$ 395,806		$ 392,719	$ 391,529
Profit attributable to noncontrolling interests	1,786	$ 57	1,319	1,103
Income tax relating to remeasurements of defined benefit pension plans	(20)		(451)	(31)
Cash dividends distributed by subsidiaries	(1,307)		(898)	(1,092)
Change in additional paid-in capital for not particiapting in the capital increase of a subsidiary	759		0	0
Ending balance	398,471	12,702	395,806	392,719
Noncontrolling interests [Member]
Beginning balance	12,980		12,432	12,408
Profit attributable to noncontrolling interests	1,786		1,319	1,103
Exchange differences arising from the translation of the foreign operations	(9)		12	2
Unrealized gain or loss on financial assets at FVOCI	7		4	(22)
Remeasurements of defined benefit pension plans	2		18	12
Income tax relating to other comprehensive income	0		(4)	(2)
Share of other comprehensive income (loss) of associates and joint ventures	(12)		17	(21)
Cash dividends distributed by subsidiaries	(1,307)		(898)	(1,092)
Loss of control of subsidiaries	20		0	0
Actual disposal of interests in subsidiaries	75		35	0
Net increase in noncontrolling interests	39		45	44
Ending balance	$ 14,340	$ 457	$ 12,980	$ 12,432